UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10135

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Waddell & Reed Advisors Select Funds, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30, 2003

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Date of reporting period: June 30, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Select Funds

Value Fund
Annual Report
June 30, 2003
CONTENTS
3	Manager's Discussion
6	Shareholder Summary
8	Portfolio Highlights
9	Schedule of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
28	Independent Auditors' Report
29	Income Tax Information
30	Directors & Officers
37	Annual Privacy Notice
38	Householding Notice

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Select Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Advisors Select Funds, Inc. current prospectus and current Fund performance information.

MANAGERS' DISCUSSION
 June 30, 2003
This report relates to the operation of Waddell & Reed Advisors Value Fund for the fiscal year ended June 30, 2003. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.
How did the Fund perform during the last fiscal year?
The Class A shares of the Fund declined 0.73 percent, before the impact of sales load and, with the sales load impact, declined 6.44 percent. This compares with the Russell 1000 Value Index (reflecting the performance of securities that generally represent the value sector of the stock market), which declined 1.03 percent during the period, and the Lipper Multi Cap Value Funds Universe Average (generally reflecting the performance of the universe of funds with similar investment objectives), which declined 0.36 percent during the period. It should be noted that, in the comparison charts, the value of the investment in the Fund is impacted by the sales load at the time of the investment, while the values for the benchmark index and the Lipper category do not reflect a sales load.
What impacted the Fund's performance, relative to its benchmark index, during the fiscal year?
We believe that the Fund benefited as compared to its benchmark index as a result of our weightings in defensive stocks, such as food and aerospace. We also experienced a nice rebound in one of the Fund's core positions as a result of a favorable legal ruling. In addition, we maintained higher-than-normal levels of cash throughout most of the year, and this had a generally positive effect on performance. The Fund's holdings in the health care sector negatively impacted performance during the period. In relation to its benchmark, the Fund was also adversely affected by the impact of the Fund's sales load.
What other market conditions or events influenced the Fund's performance during the fiscal year?
Equity markets were roughly flat over the past fiscal year. Within that time period, we experienced three significant market declines, each set off by different factors. The first followed corporate scandals and a total lack of confidence in the financial markets. The second was a result of deflationary fears taking hold and the fear that the U.S. could become the next Japan. The final decline came about as the U.S. entered war with Iraq. All three of these declines, in hindsight, presented opportunities to buy stocks. We did deploy some of our cash and have continued that process as opportunities presented themselves.
What strategies and techniques did you employ that specifically affected the Fund's performance?
While one of our strategies was to position the portfolio in more defensive names, we also placed a greater emphasis on stocks in the portfolio that offered higher-than-market dividend yields. We did this because we felt that there was a high possibility that there would be some form of relief on the double taxation of dividends. As a result, certain companies that we own in the portfolio experienced significant rallies in their stocks. We continue to believe that this will be an important theme as we move forward.
What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?
During most of the fiscal year we emphasized health care, energy and defense stocks. While energy and the defense stocks held most of their ground over the year, health care, particularly pharmaceuticals, experienced fairly significant declines despite their usual defensive characteristics. We believe the reason for the decline can be traced back to industry issues, as well as several company-specific issues. While many of these challenges remain, we continue to believe that pharmaceutical stocks offer attractive valuations given the aging demographic profile of the United States. In the current environment, we continue to view the best strategy to be that of pursuing solid fundamentals. We continue to base our decisions on in-depth research in an effort to turn up solid long-term opportunities and results.
Respectfully,
Matthew T. Norris
Manager
Waddell & Reed Advisors
Value Fund

Please note that Matthew T. Norris became manager of the Fund in July 2003. The questions in this interview have been answered by Mr. Harry Flavin and Ms. Cynthia Prince-Fox, the prior portfolio co-managers of the Fund.

The opinions expressed in this report are those of the Fund's prior portfolio managers and are current only through the end of the period of the report as stated on the cover. No forecasts can be guaranteed.
Comparison of Change in Value of $10,000 Investment
Waddell & Reed Advisors Value Fund, Class A Shares(1)	$9,284
Russell 1000 Value Index(2)	$8,895
Lipper Multi-Cap Value Funds Universe Average(2)	$9,196

		Waddell & Reed Advisors Value Fund, Class A Shares	Russell 1000 Value Index	Lipper Multi-Cap Value Funds Universe Average
12-15-00	Purchase	9,425	---	---
12-31-00		9,453	10,000	10,000
06-30-01		10,198	9,869	10,239
06-30-02		9,352	8,988	9,229
06-30-03		9,284	8,895	9,196

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

(2)Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, investment in the indexes was effected as of January 1, 2001.
Average Annual Total Return(3)

	Class A	Class B	Class C	Class Y
1-year period ended 6-30-03	-6.44%	-5.77%	-1.73%	-0.37%
Since inception of Class(4) through 6-30-03	-2.88%	-2.77%	-1.43%	-0.19%

(3)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it applies for Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

(4)12-15-00 for Class A, Class B, Class C and Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

SHAREHOLDER SUMMARY OF VALUE FUND

Value Fund
GOAL

Seeks long-term capital appreciation.
Strategy

Invests, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of the Fund's investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation.

Founded

2000

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data

For the Fiscal Year Ended June 30, 2003
Dividend paid	$ 0.05
Net asset value on
6-30-03	$ 9.77
6-30-02	9.89
Change per share	$(0.12)

Past performance is not necessarily indicative of future results.
SHAREHOLDER SUMMARY OF VALUE FUND
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 6-30-03	-6.44%	-0.73%	-5.77%	-1.84%
5-year period ended 6-30-03	-	-	-	-
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	-2.88%	-0.59%	-2.77%	-1.59%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)12-15-00 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Class Y(C)

1-year period ended 6-30-03	-1.73%	-0.37%
5-year period ended 6-30-03	-	-
10-year period ended 6-30-03	-	-
Since inception of Class(D)	-1.43%	-0.19%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)12-15-00 for Class C shares and Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF VALUE FUND
Portfolio Highlights

On June 30, 2003, Waddell & Reed Advisors Value Fund had net assets totaling
$340,444,192 invested in a diversified portfolio of:

82.82%	Common Stocks
15.42%	Cash and Cash Equivalents
1.76%	Preferred Stocks

As a shareholder of Waddell & Reed Advisors Value Fund, for every $100 you had invested on June 30, 2003, your Fund owned:
Financial Services Stocks	$19.99
Cash and Cash Equivalents	$15.42
Technology Stocks	$12.11
Utilities Stocks	$6.81
Health Care Stocks	$6.54
Raw Materials Stocks	$6.18
Shelter Stocks	$5.89
Capital Goods Stocks	$4.53
Retail Stocks	$4.21
Energy Stocks	$3.90
Business Equipment and Services Stocks	$3.48
Consumer Services Stocks	$3.38
Consumer Goods Stocks	$2.92
Multi-Industry Stocks	$2.88
Preferred Stocks	$1.76

THE INVESTMENTS OF VALUE FUND
June 30, 2003

COMMON STOCKS	Shares	Value

Aircraft - 7.47%
Boeing Company (The)	145,000	$ 4,976,400
Lockheed Martin Corporation	115,400	5,489,578
Northrop Grumman Corporation	87,700	7,567,633
Raytheon Company	225,000	7,389,000
		25,422,611

Aluminum - 1.50%
Alcan Inc.	162,700	5,090,883

Banks - 7.14%
Bank of America Corporation	56,300	4,449,389
Citigroup Inc.	235,200	10,066,560
U.S. Bancorp	214,900	5,265,050
Wells Fargo & Company	90,000	4,536,000
		24,316,999

Business Equipment and Services - 3.48%
Dun & Bradstreet Corporation (The)*	143,000	5,877,300
Genuine Parts Company	185,900	5,950,659
		11,827,959

Capital Equipment - 2.46%
Caterpillar Inc.	56,300	3,133,658
Ingersoll-Rand Company Limited, Class A	110,900	5,247,788
		8,381,446

Chemicals - Petroleum and Inorganic - 1.45%
du Pont (E.I.) de Nemours and Company	118,200	4,921,848

Chemicals - Specialty - 2.09%
Air Products and Chemicals, Inc.	171,200	7,121,920

Computers - Peripherals - 3.08%
Check Point Software Technologies Ltd.*	220,800	4,306,704
Microsoft Corporation	240,700	6,164,327
		10,471,031

Electrical Equipment - 2.07%
Emerson Electric Co.	137,900	7,046,690

Electronic Components - 1.56%
Intel Corporation	255,000	5,298,900

Food and Related - 2.07%
ConAgra Foods, Inc.	298,100	7,035,160

See Notes to Schedule of Investments on page 13.

Forest and Paper Products - 4.45%
Boise Cascade Corporation	112,700	$ 2,693,530
Sealed Air Corporation*	261,609	12,468,285
		15,161,815

Health Care - Drugs - 3.27%
Abbott Laboratories	153,000	6,695,280
Merck & Co., Inc.	73,200	4,432,260
		11,127,540

Health Care - General - 3.27%
Bristol-Myers Squibb Company	141,750	3,848,512
Wyeth	160,000	7,288,000
		11,136,512

Insurance - Property and Casualty - 3.86%
American International Group, Inc.	55,550	3,065,249
Chubb Corporation (The)	168,100	10,086,000
		13,151,249

Leisure Time Industry - 3.38%
Carnival Corporation	196,100	6,375,211
Cendant Corporation*	280,300	5,135,096
		11,510,307

Mining - 1.14%
Phelps Dodge Corporation*	101,400	3,887,676

Multiple Industry - 2.88%
General Electric Company	242,300	6,949,164
Honeywell International Inc.	106,100	2,848,785
		9,797,949

Petroleum - International - 2.43%
BP p.l.c., ADR	47,800	2,008,556
Exxon Mobil Corporation	174,200	6,255,522
		8,264,078

Petroleum - Services - 1.47%
GlobalSanteFe Corporation	214,000	4,994,760

Real Estate Investment Trusts - 1.44%
ProLogis	180,090	4,916,457

Retail - General Merchandise - 4.21%
Dollar General Corporation	245,000	4,473,700
May Department Stores Company (The)	210,100	4,676,826
Sears, Roebuck and Co.	153,700	5,170,468
		14,320,994

See Notes to Schedule of Investments on page 13.

Security and Commodity Brokers - 8.99%
American Express Company	154,000	$ 6,438,740
Fannie Mae	84,900	5,725,656
Goldman Sachs Group, Inc. (The)	42,400	3,551,000
Merrill Lynch & Co., Inc.	118,700	5,540,916
Morgan (J.P.) Chase & Co.	125,100	4,275,918
Morgan Stanley	118,800	5,078,700
		30,610,930

Tobacco - 0.85%
Altria Group, Inc.	63,900	2,903,616

Utilities - Electric - 3.52%
Cinergy Corp.	110,700	4,072,653
PPL Corporation	90,100	3,874,300
Southern Company	130,000	4,050,800
		11,997,753

Utilities - Gas and Pipeline - 1.80%
FirstEnergy Corp.	159,600	6,136,620

Utilities - Telephone - 1.49%
BellSouth Corporation	191,000	5,086,330

TOTAL COMMON STOCKS - 82.82%		$281,940,033

(Cost: $259,526,409)

PREFERRED STOCKS

Forest and Paper Products - 1.15%
Sealed Air Corporation, $2,
Convertible	77,000	3,923,150

Insurance - Property and Casualty - 0.61%
Chubb Corporation (The), 7.0%,
Convertible	80,000	2,084,000

TOTAL PREFERRED STOCKS - 1.76%		$ 6,007,150

(Cost: $5,260,859)

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF VALUE FUND
June 30, 2003
SHORT-TERM SECURITIES	Principal Amount in Thousands	Value

Commercial Paper
Beverages - 1.77%
Coca-Cola Company (The),
1.2%, 7-7-03
	$ 6,000	$ 5,998,800

Chemicals - Petroleum and Inorganic - 0.62%
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note	2,096	2,096,000

Containers - 0.73%
Bemis Company, Inc.,
0.96%, 7-11-03
	2,483	2,482,338

Electrical Equipment - 0.76%
Emerson Electric Co.,
1.06%, 7-15-03
	2,660	2,658,904

Food and Related - 1.59%
General Mills, Inc.,
1.175%, Master Note
	2,912	2,912,000
Sara Lee Corporation,
1.16%, 7-11-03
	2,500	2,499,194
		5,411,194

Forest and Paper Products - 0.94%
Sonoco Products Co.,
1.34%, 7-1-03
	3,198	3,198,000

Health Care - Drugs - 2.94%
Merck & Co., Inc.,
1.18%, 7-15-03
	10,000	9,995,411

Utilities - Telephone - 1.33%
USAA Capital Corp.,
0.95%, 7-1-03
	1,515	1,515,000
Verizon Network Funding Corporation,
0.98%, 7-11-03
	3,000	2,999,183
		4,514,183

Total Commercial Paper - 10.68%		36,354,830

See Notes to Schedule of Investments on page 13.

Municipal Obligation - 0.54%
Washington
Washington State Housing Finance Commission,
Taxable Variable Rate Demand Multifamily
Revenue Bonds (Mill Pointe Apartments Project),
Series 1999B (U.S. Bank, National Association),
1.2%, 7-1-03
	$ 1,850	$ 1,850,000

United States Government Securities - 4.11%
Treasury Obligations
United States Treasury Bills:
1.09%, 8-7-03
	10,000	9,988,849
1.035%, 8-21-03
	4,000	3,994,135
		13,982,984

TOTAL SHORT-TERM SECURITIES - 15.33%		$ 52,187,814

(Cost: $52,187,814)

TOTAL INVESTMENT SECURITIES - 99.91%		$340,134,997

(Cost: $316,975,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.09%		309,195

NET ASSETS - 100.00%		$340,444,192

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
VALUE FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $316,975)
(Notes 1 and 3)
$340,135
Receivables:
Fund shares sold
936
Dividends and interest
500
Prepaid insurance premium	1
Total assets
341,572
LIABILITIES
Payable to Fund shareholders	911
Accrued shareholder servicing (Note 2)	116
Accrued service fee (Note 2)	53
Accrued management fee (Note 2)	6
Accrued accounting services fee (Note 2)	5
Accrued distribution fee (Note 2)	5
Due to Custodian	2
Other	30
Total liabilities
1,128
Total net assets
$340,444
NET ASSETS
$0.001 par value capital stock:
Capital stock
$35
Additional paid-in capital
371,761
Accumulated undistributed income (loss):
Accumulated undistributed net investment income
725
Accumulated undistributed net realized loss on

investment transactions
(55,237)
Net unrealized appreciation in value of investments	23,160
Net assets applicable to outstanding units of capital
$340,444
Net asset value per share (net assets divided by shares outstanding):
Class A
$9.77
Class B
$9.60
Class C
$9.64
Class Y
$9.79
Capital shares outstanding:
Class A
28,092
Class B
3,599
Class C
1,727
Class Y
1,522
Capital shares authorized	500,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
VALUE FUND For the Fiscal Year Ended June 30, 2003 (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $16)
$5,601
Interest and amortization
830
Total income	6,431
Expenses (Note 2):
Investment management fee
2,211
Shareholder servicing:

Class A
1,036
Class B
213
Class C
87
Class Y
18
Service fee:

Class A
606
Class B
79
Class C
41
Distribution fee:

Class A
37
Class B
235
Class C
121
Registration fees
81
Accounting services fee
59
Custodian fees
23
Audit fees
19
Legal fees
8
Other
136
Total expenses
5,010
Net investment income
1,421
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments
(34,620)
Unrealized appreciation in value of investments

during the period
28,041
Net loss on investments
(6,579)
Net decrease in net assets resulting from operations
$(5,158)
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
VALUE FUND (In Thousands)

	For the fiscal year ended June 30,
	2003	2002

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income
	$1,421	$1,046
Realized net loss on investments
	(34,620)	(20,212)
Unrealized appreciation (depreciation)
	28,041	(8,343)
Net decrease in net assets resulting from operations
	(5,158)	(27,509)
Distributions to shareholders from net investment income (Note 1E):(1)
Class A
	(1,282)	(737)
Class B
	-	-
Class C
	-	-
Class Y
	(110)	(26)
	(1,392)	(763)
Capital share transactions (Note 5)	241	243,443
Total increase (decrease)	(6,309)	215,171
NET ASSETS
Beginning of period	346,753	131,582
End of period	$340,444	$346,753
Undistributed net investment income
	$725	$696
(1)See "Financial Highlights" on pages 17 - 20. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
VALUE FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended June 30,		For the period from 12-15-00(1) through 6-30-01
	2003	2002

Net asset value, beginning of period	$9.89	$10.82	$10.00
Income (loss) from investment operations:
Net investment income
	0.05	0.02	0.03
Net realized and unrealized gain (loss) on investments
	(0.12)	(0.92)	0.79
Total from investment operations	(0.07)	(0.90)	0.82
Less distributions from net investment income	(0.05)	(0.03)	(0.00)
Net asset value, end of period	$9.77	$ 9.89	$10.82
Total return(2)	-0.73%	-8.30%	8.20%
Net assets, end of period (in millions)	$274	$286	$109
Ratio of expenses to average net assets including voluntary expense waiver	1.45%	1.39%	1.47%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	0.58%	0.53%	1.17%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(4)	-(4)	1.50%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(4)	-(4)	1.14%(3)
Portfolio turnover rate	118.15%	60.26%	9.60%
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
VALUE FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended June 30,		For the period from 12-15-00(1) through 6-30-01
	2003	2002

Net asset value, beginning of period	$9.78	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)
	(0.04)	(0.04)	0.00
Net realized and unrealized gain (loss) on investments
	(0.14)	(0.95)	0.77
Total from investment operations	(0.18)	(0.99)	0.77
Less distributions from net investment income	(0.00)	(0.00)	(0.00)
Net asset value, end of period	$9.60	$ 9.78	$10.77
Total return	-1.84%	-9.19%	7.70%
Net assets, end of period (in millions)	$34	$33	$13
Ratio of expenses to average net assets including voluntary expense waiver	2.49%	2.36%	2.42%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.46%	-0.45%	0.14%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(3)	-(3)	2.46%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(3)	-(3)	0.10%(2)
Portfolio turnover rate	118.15%	60.26%	9.60%
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
VALUE FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:
	For the fiscal year ended June 30,		For the period from 12-15-00(1) through 6-30-01
	2003	2002

Net asset value, beginning of period	$9.80	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)
	(0.03)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments
	(0.13)	(0.94)	0.76
Total from investment operations	(0.16)	(0.97)	0.77
Less distributions from net investment income	(0.00)	(0.00)	(0.00)
Net asset value, end of period	$9.64	$ 9.80	$10.77
Total return	-1.73%	-8.91%	7.70%
Net assets, end of period (in millions)	$17	$19	$9
Ratio of expenses to average net assets including voluntary expense waiver	2.34%	2.20%	2.25%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.31%	-0.29%	0.39%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(3)	-(3)	2.29%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(3)	-(3)	0.36%(2)
Portfolio turnover rate	118.15%	60.26%	9.60%
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
VALUE FUND Class Y Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended June 30,		For the period from 12-15-00(1) through 6-30-01
	2003	2002

Net asset value, beginning of period	$9.91	$10.84	$10.00
Income (loss) from investment operations:
Net investment income
	0.09	0.01	0.07
Net realized and unrealized gain (loss) on investments
	(0.12)	(0.87)	0.77
Total from investment operations	(0.03)	(0.86)	0.84
Less distributions from net investment income	(0.09)	(0.07)	(0.00)
Net asset value, end of period	$9.79	$ 9.91	$10.84
Total return	-0.37%	-7.85%	8.40%
Net assets, end of period (in millions)	$15	$9	$1
Ratio of expenses to average net assets including voluntary expense waiver	0.94%	0.95%	1.11%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.09%	0.97%	1.77%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-(3)	-(3)	1.13%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-(3)	-(3)	1.75%(2)
Portfolio turnover rate	118.15%	60.26%	9.60%
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
 June 30, 2003
NOTE 1 - Significant Accounting Policies
Waddell & Reed Advisors Select Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues two series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Value Fund (the "Fund") is one of those mutual funds and is the only Fund included in these financial statements. The assets belonging to each fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principle, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Value Fund	Up to $1 Billion Over $1 Billion up to $2 Billion Over $2 Billion up to $3 Billion Over $3 Billion	0.700% 0.650% 0.600% 0.550%

The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At June 30, 2003, additional security costs amounted to $19,595, which are included in other expenses.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (all dollars in millions)			Annual Fee Rate for Each Level
From	$ 0 to	$ 10	$ 0
From	$ 10 to	$ 25	$ 11,000
From	$ 25 to	$ 50	$ 22,000
From	$ 50 to	$ 100	$ 33,000
From	$ 100 to	$ 200	$ 44,000
From	$ 200 to	$ 350	$ 55,000
From	$ 350 to	$ 550	$ 66,000
From	$ 550 to	$ 750	$ 77,000
From	$ 750 to	$1000	$ 93,500
From	$ 1000	and Over	$110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.
For Class A, Class B and Class C shares, the Corporation pays WRSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.
As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended June 30, 2003, W&R received the following amounts in gross sales commissions and deferred sales charges.
		CDSC
	Gross Sales Commissions	Class B	Class C
Value Fund	$1,806,926	$99,559	$4,663

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended June 30, 2003, W&R paid sales commissions of $1,233,076.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $16,417, which are included in other expenses.
W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended June 30, 2003 are summarized as follows:

Value Fund

Purchases of investment securities, excluding short-term and U.S. Government securities	$305,679,454
Purchases of short-term securities	1,834,993,568
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government securities	313,528,927
Proceeds from maturities and sales of short-term securities	1,830,496,805

For Federal income tax purposes, cost of investments owned at June 30, 2003 was $316,993,513, resulting in net unrealized appreciation of $23,141,484, of which $29,189,967 related to appreciated securities and $6,048,483 related to depreciated securities.
NOTE 4 - Federal Income Tax Matters
For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:
Net ordinary income	$1,423,228
Distributed ordinary income	1,391,502
Undistributed ordinary income	729,557
Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-
Capital loss carryover	40,545,862
Post-October losses deferred	11,071,315

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").
 Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.
June 30, 2009	$405,394
June 30, 2010	3,196,360
June 30, 2011	40,545,862
Total carryover	$44,147,616

NOTE 5 - Multiclass Operations
The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.
Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.
Transactions in capital stock for the fiscal period ended June 30, 2003 are summarized below. Amounts are in thousands.
Shares issued from sale of shares:
Class A
9,964
Class B
1,186
Class C
791
Class Y
719
Shares issued from reinvestment of dividend:
Class A
139
Class B
-
Class C
-
Class Y
12
Shares redeemed:
Class A
(10,899)
Class B
(990)
Class C
(973)
Class Y
(115)
Decrease in outstanding capital shares	(166)

Value issued from sale of shares:
Class A
$ 90,572
Class B
10,584
Class C
7,146
Class Y
6,497
Value issued from reinvestment of dividend:
Class A
1,266
Class B
-
Class C
-
Class Y
109
Value redeemed:
Class A
(97,577)
Class B
(8,721)
Class C
(8,614)
Class Y
(1,021)
Increase in outstanding capital	$241

Transactions in capital stock for the fiscal year ended June 30, 2002 are summarized below. Amounts are in thousands.
Shares issued from sale of shares:
Class A
23,856
Class B
2,696
Class C
1,554
Class Y
883
Shares issued from reinvestment of dividend:
Class A
69
Class B
-
Class C
-
Class Y
2
Shares redeemed:
Class A
(5,080)
Class B
(503)
Class C
(475)
Class Y
(68)
Increase in outstanding capital shares	22,934
Value issued from sale of shares:
Class A
$252,930
Class B
28,359
Class C
16,361
Class Y
9,354
Value issued from reinvestment of dividend:
Class A
726
Class B
-
Class C
-
Class Y
26
Value redeemed:
Class A
(53,400)
Class B
(5,240)
Class C
(4,946)
Class Y
(727)
Increase in outstanding capital	$243,443

INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders,
Waddell & Reed Advisors Select Funds, Inc.:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Value Fund (the "Fund"), one of the mutual funds comprising Waddell & Reed Advisors Select Funds, Inc. as of June 30, 2003, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented. These financial statments and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Value Fund as of June 30, 2003, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Kansas City, Missouri
August 8, 2003

INCOME TAX INFORMATION
 The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record date, will give you the total amounts to be reported in your Federal income tax return for the year in which they were received or reinvested.
		Per-Share Amounts Reportable As:
		For Individuals			For Corporations
Record Date	Total	Qualifying	Non- Qualifying	Long-Term Capital Gain	Qualifying	Non- Qualifying	Long-Term Capital Gain

Class A
12-11-02	$0.0450	$-	$0.0450	$-	$0.0450	$-	$-

Class Y
12-11-02	$0.0870	$-	$0.0870	$-	$0.0870	$-	$-

CORPORATION DEDUCTIONS - Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.
The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.
Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

The Board of Directors of Waddell & Reed Advisors Select Funds, Inc.
Each of the individuals listed below serves as a director for portfolios within the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. (the "Advisors Fund Complex"). The Advisors Fund Complex, together with the Ivy Family of Funds, make up the Waddell & Reed Fund Complex. The Ivy Family of Funds consists of the portfolios in the Ivy Fund and Ivy Funds, Inc. (formerly, W&R Funds, Inc.)
Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO.
Disinterested Directors
James M. Concannon (55)
 Washburn Law School, 1700 College, Topeka, KS 66621

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1997

 Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School (1988 to present); Dean, Washburn Law School (1988 to 2001)

 Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm
John A. Dillingham (64)
 4040 Northwest Claymont Drive, Kansas City, MO 64116

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1997

 Principal Occupations During Past 5 Years: President and Director, JoDill Corp. (1980 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises; Instructor at Central Missouri State University (1997 to 1998)

 Other Directorships held by Director: Chairman, Clay Co. IDA and Kansas City Municipal Assistance Corp., both bonding authorities; Director, American Royal and Salvation Army
David P. Gardner (70)
 2441 Iron Canyon Drive, Park City UT 84060

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1998
 Principal Occupation During Past 5 Years: President, William and Flora Hewlett Foundation (1993 to 1999)

 Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp., Campus Pipeline, John & Karen Huntsman Foundation and Huntsman Cancer Foundation; formerly, Chairman, George S. and Dolores Dor'e Eccles Foundation; formerly, Director, First Security Corp., Digital Ventures and Charitableway
Linda K. Graves (49)
 6300 Lamar Avenue, Overland Park, KS 66202

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1995

 Principal Occupation During Past 5 Years: First Lady of Kansas (1995 to 2003)

Other Directorships held by Director: Director, American Guaranty Life Insurance Company

Joseph Harroz, Jr. (36)
6300 Lamar Avenue, Overland Park, KS 66202
 Position held with Fund: Director
 Number of portfolios overseen by Director: 60
 Director since: 1998
 Principal Occupations During Past 5 Years: General Counsel of the University of Oklahoma, Cameron University and Rogers State University (1996 to present); Vice President of the University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)
 Other Directorships held by Director: Director and Treasurer, Oklahoma Appleseed Center for Law and Justice; Director, Ivy Funds, Inc.; Trustee, Ivy Fund
John F. Hayes (83)
 6300 Lamar Avenue, Overland Park, KS 66202
 Position held with Fund: Director
 Number of portfolios overseen by Director: 39
 Director since: 1988
 Principal Occupation During Past 5 Years: Chairman, Gilliland & Hayes, PA, a law firm (1995 to present)

 Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp.
Glendon E. Johnson (79)
 13635 Deering Bay Drive, Unit 284, Miami, FL 33158

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1971

 Principal Occupations During Past 5 Years: formerly, Chief Executive Officer and Director, John Alden Financial Corp. (1987 to 1998)

 Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America
Eleanor B. Schwartz (66)
 1213 W. 95th Ct., Chartwell #4, Kansas City, MO 64114

 Position held with Fund: Director

 Number of portfolios overseen by Director: 60

 Director since: 1995

 Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City (2003 to present); Professor of Business Administration, University of Missouri at Kansas City (1980 to 2003); Chancellor, University of Missouri at Kansas City (1991 to 1999)

Other Directorships held by Director: Director, Ivy Funds, Inc.; Trustee, Ivy Fund

Frederick Vogel III (67)
6300 Lamar Avenue, Overland Park, KS 66202

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1971

 Principal Occupation During Past 5 Years: Retired

 Other Directorships held by Director: None
Interested Directors
Robert L. Hechler (66)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Director; formerly, President, Principal Financial Officer

 Number of portfolios overseen by Director: 24

 Director since: 1998

 Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to present); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)

 Other Directorships held by Director: None
Henry J. Herrmann (60)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Director and President; formerly, Vice President

 Number of portfolios overseen by Director: 60

 Director since: 1998; President since: 2001

 Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of each of the Funds in the Fund Complex (2001 to present); Director of each of the Funds in the Fund Complex (1998 to present); President of Ivy Fund (2002 to present); Treasurer of WDR (1998 to 1999)

 Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Director, Ivy Funds Distributor, Inc. (IFDI) an affiliate of WDR; Director of W&R; Director of WRIMCO; Trustee, Ivy Fund
Frank J. Ross, Jr. (50)
 Polsinelli, Shalton & Welte,700 West 47th Street, Suite 1000, Kansas City, MO 64112

 Position held with Fund: Director

 Number of portfolios overseen by Director: 39

 Director since: 1996

 Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm (1980 to present)

 Other Directorships held by Director: Director, Columbian Bank & Trust
Keith A. Tucker (58)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President

 Number of portfolios overseen by Director: 60

 Director since: 1993; Chairman of the Board of Directors since: 1998
 Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Chairman of the Board of Directors of each of the Funds in the Fund Complex (1998 to present); Director of each of the Funds in the Fund Complex (1993 to present); Principal Financial Officer of WDR (1998 to 1999); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998);

Other Directorships held by Director: Chairman of the Board and Trustee, Ivy Fund

Officers
Theodore W. Howard (60)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

 Length of Time Served: Vice President, Treasurer and Principal Accounting Officer, 11 years; Principal Financial Officer, 1 year

 Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Treasurer and Principal Accounting Officer of each of the Funds in the Fund Complex (1976 to present); Vice President of each of the Funds in the Fund Complex (1987 to present); Principal Financial Officer of each of the Funds in the Fund Complex (2002 to present); Vice President of Ivy Fund (2002 to present); Treasurer of Ivy Fund (since 2003); Assistant Treasurer of Ivy Fund (2002 to 2003); Vice President of WRSCO (1988 to 2001)

Directorships held: None
Kristen A. Richards (35)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Vice President, Secretary and Associate General Counsel

 Length of Time Served: 3 years

 Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President and Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Secretary of Ivy Fund (2002 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)

 Directorships held: None
Daniel C. Schulte (37)
 6300 Lamar Avenue, Overland Park, KS 66202

 Positions held with Fund: Vice President, Assistant Secretary and General Counsel

 Length of Time Served: 3 years

 Principal Occupation(s) During Past 5 Years: Vice President, Secretary and General Counsel of WDR (2000 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President, General Counsel and Assistant Secretary of Ivy Services, Inc. (2002 to present); Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Assistant Secretary of Ivy Fund (2002 to present); Assistant Secretary of WDR (1998 to 2000); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)

 Directorships held: None
Annual Privacy Notice
Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, Ivy Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.
Recognition of a Customer's Expectation of Privacy
At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.
Categories of Parties to whom we disclose nonpublic personal information
Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.
Opt Out Right
If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.
Confidentiality and Security
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.
Householding Notice
If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:
Fax your request to 800-532-2749.
 Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.
Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.
To all traditional IRA Planholders:

 As required by law, income tax will
automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W- 4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

 Waddell & Reed Advisors Accumulative Fund
 Waddell & Reed Advisors Asset Strategy Fund, Inc.
 Waddell & Reed Advisors Bond Fund
 Waddell & Reed Advisors Cash Management, Inc.
 Waddell & Reed Advisors Continental Income Fund, Inc.
 Waddell & Reed Advisors Core Investment Fund
 Waddell & Reed Advisors Dividend Income Fund
 Waddell & Reed Advisors Global Bond Fund, Inc.
 Waddell & Reed Advisors Government Securities Fund
 Waddell & Reed Advisors High Income Fund, Inc.
 Waddell & Reed Advisors International Growth Fund, Inc.
 Waddell & Reed Advisors Limited-Term Bond Fund
 Waddell & Reed Advisors Municipal Bond Fund, Inc.
 Waddell & Reed Advisors Municipal High Income Fund, Inc.
 Waddell & Reed Advisors New Concepts Fund, Inc.
 Waddell & Reed Advisors Retirement Shares, Inc.
 Waddell & Reed Advisors Science and Technology Fund
 Waddell & Reed Advisors Small Cap Fund, Inc.
 Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
 Waddell & Reed Advisors Value Fund
 Waddell & Reed Advisors Vanguard Fund, Inc.
FOR MORE INFORMATION: Contact your financial advisor, or your local office as listed on your Account Statement, or contact:
WADDELL & REED CLIENT SERVICES 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217 (888) WADDELL (888) 923-3355
Our INTERNET address is:
http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1024A (6-03)

ITEM 2. CODE OF ETHICS.

Not applicable for fiscal years ending prior to 7-15-03.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for fiscal years ending prior to 7-15-03.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for fiscal years ending prior to 7-15-03.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable for fiscal years ending prior to 7-15-03.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.

(Registrant)

By /s/Kristen A. Richards

------------------------------

Kristen A. Richards, Vice President and Secretary

Date September 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann

------------------------------

Henry J. Herrmann, President and Principal Executive Officer

Date September 9, 2003

By /s/Theodore W. Howard

------------------------------

Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 9, 2003